ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign Currency Translation Adjustment, Balance	$ (208,962)	$ (187,354)	$ (77,770)
Foreign Currency Translation Adjustment, Other comprehensive loss during the year	(40,789)	(21,608)	(109,584)
Foreign Currency Translation Adjustment, Balance	(249,751)	(208,962)	(187,354)
Accumulated Other Comprehensive Loss, Balance	(208,962)	(187,354)	(77,770)
Accumulated Other Comprehensive Loss, Other comprehensive loss during the year	(40,789)	(21,608)	(109,584)
Accumulated Other Comprehensive Loss, Balance	$ (249,751)	$ (208,962)	$ (187,354)